Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Assets
Due from banks, non-interest-bearing	$ 399	$ 43
Due from banks, interest-bearing	8,901	17,163
Cash and cash equivalents	9,300	17,206
Investment in interest-earning time deposits	6,098	6,136
Investment securities available for sale	9,555	3,005
Loans held for sale	4,712	5,064
Loans receivable, net of allowance for loan losses (2016 $1,605; 2015 $1,313)	176,807	143,305
Accrued interest receivable	862	983
Investment in Federal Home Loan Bank stock, at cost	713	618
Bank-owned life insurance	3,728	3,638
Premises and equipment, net	1,730	1,834
Goodwill	515
Other intangible, net of accumulated amortization	465
Other real estate owned, net	435	1,410
Prepaid expenses and other assets	1,243	969
Total Assets	216,163	184,168
Liabilities
Non-interest bearing	5,852	2,407
Interest-bearing	171,155	146,822
Total deposits	177,007	149,229
Federal Home Loan Bank short-term borrowings	7,000	6,000
Federal Home Loan Bank long-term borrowings	8,500	7,500
Accrued interest payable	142	123
Advances from borrowers for taxes and insurance	2,210	1,859
Accrued expenses and other liabilities	514	421
Total Liabilities	195,373	165,132
Stockholders' Equity
Preferred stock – $0.01 par value, 1,000,000 shares authorized; none issued or outstanding
Common stock – $0.01 par value; 9,000,000 shares authorized; 2,777,250 issued; 1,891,150 and 1,841,475 outstanding at December 31, 2016 and December 31, 2015, respectively	28	28
Additional paid-in capital	14,240	14,013
Treasury stock, at cost: 2016 886,100 shares; 2015 935,775 shares	(4,611)	(4,859)
Employee Stock Ownership Plan (ESOP)	(320)	(387)
Recognition & Retention Plan Trust (RRP)	(47)	(70)
Accumulated other comprehensive loss	(38)	(12)
Retained earnings	11,538	10,323
Total Stockholders' Equity	20,790	19,036
Total Liabilities and Stockholders' Equity	$ 216,163	$ 184,168